Debt and other liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Debt Instrument [Line Items]
Schedule of Short-Term and Long-Term Debt and Other Liabilities

	June 30, 2025	December 31, 2024
Short-term debt and other liabilities
Short-term debt (8.1)	$28,745,993	$—
Short-term debt to related parties (8.2)	—	5,102,211
Ordinary shares payable (8.3)	—	1,206,609
Convertible debt (8.4)	111,837	10,288,123
Short term convertible debt to related party (8.5)	108,047	95,309
Share-based payment liability (8.6)	1,400,000	1,400,000
Convertible promissory notes (8.7)	538,524	6,428,825
Advisors loans (8.8)	3,865,447	12,812,366
Long-term debt and other liabilities
Long-term debt (8.1)	121,140	—
Total short-term and long-term debt and other liabilities	$34,890,988	$37,333,443

Schedule of Short-Term and Long-Term Debt

	June 30, 2025	December 31, 2024
Short-term debt
Senior-secured term-loan facility (the "Facility")	$28,629,626	$—
Non-Banking Financial Company loan (Prediqt)	116,367	—
Total short-term debt	$28,745,993	$—
Long-term debt		—
Non-Banking Financial Company loan (Prediqt)	$121,140	$—
Total long-term debt	121,140	—

Schedule of Convertible debt

The carrying amount of the convertible debt under troubled debt restructuring was as follows:

	June 30, 2025	December 31, 2024
Convertible debt
Convertible debt under troubled debt restructuring	$130,000	$12,103,565
Accrued interest on debt under troubled debt restructuring	54,585	7,176,741
Discount on convertible debt under troubled debt restructuring	(72,747)	(7,401,611)
Debt issuance costs on debt under troubled debt restructuring	—	(1,590,572)
Total convertible debt	$111,837	$10,288,123
Short term convertible debt to related party	125,000	125,000
Accrued interest on convertible debt to related party	22,399	17,221
Discount on convertible debt to related party	(39,352)	(46,912)
Total short term convertible debt to related party	108,047	95,309
Total convertible debt under troubled debt restructuring	$219,884	$10,383,432

Schedule of convertible promissory notes

8.7 Convertible Promissory notes

	June 30, 2025	December 31, 2024
Convertible promissory notes
YA notes	$—	$2,250,245
Convertible promissory notes	538,524	1,146,966
Promissory note from sponsor	—	3,031,614
Total	$538,524	$6,428,825

Armada Acquisition Corp I [Member]
Debt Instrument [Line Items]
Schedule of convertible promissory notes

The following amounts for advisors loans remain outstanding as June 30, 2025:

	June 30, 2025	December 31, 2024
Advisors loans
Northland Securities	$—	$5,491,806
J.V.B Financial Group	3,865,447	7,320,560
Total	$3,865,447	$12,812,366